CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2018
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of cloud infrastructure construction in progress

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	416,352	289,280	42,074